Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Acquisition [Line Items]
Schedule of pro forma financial information
	Year Ended	Year Ended
	December 31	December 31
	2022	2021
	USD thousands	USD thousands
Revenue	8,591	10,109
Net loss	(121,462)	(40,063)

Neura Acquisition [Member]
Business Acquisition [Line Items]
Schedule of fair value of assets acquired and liabilities assumed acquisition
Fair Value
USD thousands

Net tangible assets and liabilities assumed (current and non-current)	(205)
Technology	10,021
Goodwill	37,000

Net assets acquired	46,816

Floow Acquisition [Member]
Business Acquisition [Line Items]
Schedule of fair value of assets acquired and liabilities assumed acquisition
	Fair Value	Useful life
	USD thousand	In years

Net tangible assets and liabilities assumed (current
and non-current)	(1,355)
Customer Relationships	9,454	8
Technology	7,881	5
Trademark	435	2
Goodwill	14,934

	31,349